22. LEASES (Details 1) $ in Thousands	Dec. 31, 2017 CLP ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum payments payable	$ 2,478,013
Short-term portion
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum payments payable	702,620
1 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum payments payable	802,916
Over 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum payments payable	$ 972,477